Consolidated Statements of Operations - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025		Dec. 31, 2024
Revenue						$ 7,806,000
Operating Expenses:
Research and development	$ 3,000	$ 19,000		38,000		7,166,000
General and administrative	1,289,000	1,828,000		5,131,000		7,785,000
Loss on MannKind Transaction						2,618,000
Total operating expenses	1,292,000	1,847,000		5,169,000		17,569,000
Loss from operations	(1,292,000)	(1,847,000)		(5,169,000)		(9,763,000)
Other income (expense):
Interest income	12,000	53,000		144,000		467,000
Fair value adjustment of warrants		66,000		67,000		(67,000)
Other income (expense), net	108,000	(80,000)		(204,000)		(196,000)
Total other income (expense), net	120,000	39,000		7,000		204,000
Income tax provision (benefit)
Net loss	$ (1,172,000)	$ (1,808,000)		$ (5,162,000)	[1]	$ (9,559,000)	[1]
Net loss per share - basic	$ (0.32)	$ (0.50)		$ (1.41)		$ (2.62)
Net loss per share - diluted	$ (0.32)	$ (0.50)		$ (1.41)		$ (2.62)
Weighted-average common shares outstanding - basic	3,652,285	3,652,285		3,652,285		3,652,285
Weighted-average common shares outstanding - diluted	3,652,285	3,652,285		3,652,285		3,652,285
Eos SENOLYTIXS Inc [Member]
Revenue
Operating Expenses:
Research and development	449,183	23,225	8,970	35,225
General and administrative	133,249	55,536	67,925	217,795
Total operating expenses	582,432	78,761	76,895	253,020
Other income (expense):
Net loss before income tax provision (benefit)	582,432	78,761	76,895	253,020
Income tax provision (benefit)
Net loss	$ (582,432)	$ (78,761)	$ (76,895)	$ (253,020)
Net loss per share - basic	$ (0.12)	$ (0.02)	$ (0.07)	$ (0.05)
Net loss per share - diluted	$ (0.12)	$ (0.02)	$ (0.07)	$ (0.05)
Weighted-average common shares outstanding - basic	5,000,000	5,000,000	1,068,493	5,000,000
Weighted-average common shares outstanding - diluted	5,000,000	5,000,000	1,068,493	5,000,000

[1]	The dollar amounts reported represent the amount of net loss, in thousands, reflected in Pulmatrix’s consolidated audited financial statements for each applicable year.